Options (Tables)	3 Months Ended
Feb. 28, 2019
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation, stock options, activity
	February 28, 2019			February 28, 2018
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$

Outstanding, beginning of period	555,651	37.70	16.69	582,811	36.90	17.20
Forfeiture	(2,000)	14.93	8.19	—	—	—
Expired	—	—	—	(15,828)	54.20	39.20
Balance at end of period	553,651	37.54	16.73	566,984	36.30	16.60

Options exercisable end of period	543,952	38.01	16.92	506,278	37.40	17.20

Schedule of employee service share-based compensation, allocation of recognized period costs
	For the three months ended
	February 28, 2019	February 28, 2018
	$	$

Research and development	3,501	11,039
Selling, general and administrative	(1,227)	20,649
	2,274	31,688